Medium-term notes (Details) (Tianwei Yingli) In Thousands, unless otherwise specified	1 Months Ended			1 Months Ended
	Oct. 31, 2010 Medium-term notes tranches Y	Dec. 31, 2011 Medium-term notes	Oct. 13, 2010 Medium-term notes CNY	Oct. 31, 2010 Medium-term notes First Tranche Y	Oct. 13, 2010 Medium-term notes First Tranche CNY	May 10, 2011 Medium-term notes second Tranche USD ($)	May 10, 2011 Medium-term notes second Tranche CNY
Debt
Principal amount			2,400,000		1,000,000	$ 222,438	1,400,000
Term of loan facility (in years)	5
Number of tranches allowed	2
Fixed annual interest rate for first three years (as a percent)					4.30%
Number of years initial interest rate is applicable				3
Fixed annual interest rate for remaining two years (as a percent)					5.70%
Remaining number of years subsequent interest rate is applicable				2
Effective interest rate (as a percent)		4.82%
Interest rate (as a percent)						6.15%	6.15%